SUPPLEMENTAL DISCLOSURES	12 Months Ended
Dec. 31, 2017
Disclosure Of Supplemental Disclosures [Abstract]
SUPPLEMENTAL DISCLOSURES
SUPPLEMENTAL DISCLOSURES

Changes in Non-cash Working Capital

($000s)	2017	2016
Changes in non-cash working capital items:
Accounts receivable	$(6,445)	$18,034
Loans receivable	15,000	—
Deposits and prepaid expenses	1,496	2,925
Accounts payable and accrued liabilities	(3,578)	(32,127)
	$6,473	$(11,168)
Changes related to:
Operating activities	$(272)	$(443)
Financing activities	16,353	601
Investing activities	(9,608)	(11,326)
	$6,473	$(11,168)

Statement of Profit (Loss) and Comprehensive Income (Loss) Presentation
A mixed presentation of nature and function was used for the Company’s presentation of operating expenses in the Statement of Profit (Loss) and Comprehensive Income (Loss) for the current and comparative years. General and administrative expenses are presented by their function. Other expenses, including production, transportation, depletion and gain (loss) on dispositions are presented by their nature. Such presentation is in accordance with industry practice.
Total employee compensation costs included in total production and general administrative expenses in the Statements of Profit (Loss) and Comprehensive Income (Loss) for the years ended December 31, 2017 and 2016 are detailed in the following table:

($000s)	2017	2016
Production	$7,860	$8,360
General and administrative (1)	19,274	11,616
Employee compensation	$27,134	$19,976

(1) Amount shown is net of capitalization.